Stock Compensation Plan	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Stock Compensation Plan

(10) Stock compensation plans

2011 Equity Incentive Plan

As of September 30, 2020, the number of shares of common stock issuable under the 2011 Equity Incentive Plan, as amended (the “2011 Plan”), was                shares, including shares issuable upon the exercise of outstanding awards. Following the adoption of the 2020 Incentive Award Plan in July 2020, any awards outstanding under the 2011 Plan continue to be governed by their existing terms but no further awards may be granted under the 2011 Plan.

2020 Incentive Award Plan

In July 2020, the Company’s Board of Directors approved the 2020 Incentive Award Plan (the “2020 Plan”). The initial number of shares authorized and available for issuance in connection with the grant of future awards is 6,750,000. As of September 30, 2020, the number of shares remaining for issuance under the 2020 Plan was.                , which includes awards granted and outstanding under the 2011 Plan that are forfeited or lapse unexercised after the effective date of the 2020 Plan.

2020 Employee Stock Purchase Plan

In July 2020, the Company’s Board of Directors approved the 2020 Employee Stock Purchase Plan (the “ESPP”). A total of 612,150 shares of common stock was initially reserved for issuance under the ESPP. The initial offering period for the ESPP runs from July 17, 2020 through March 6, 2021. Total stock-based compensation recorded for the ESPP was $    million for the nine months ended September 30, 2020.

Stock-based compensation

Stock-based compensation related to the Company’s stock-based awards was recorded as an expense and allocated as follows (in thousands):

	Nine months ended September 30,
	2020	2019
Cost of sales	$	$
Research and development
General and administrative
Sales and marketing

Total stock-based compensation	$	$

(11) Stock compensation plan

Equity incentive plans

In 2011, the Company adopted the 2011 Equity Incentive Plan, as amended (the “Plan”), pursuant to which the Company’s Board of Directors may grant incentive and nonqualified stock options, as well as non-vested shares, to employees, directors and consultants of the Company. To date, the Company has granted non-vested shares and stock options settleable in shares. Stock options can be granted with an exercise price less than, equal to or greater than the stock’s fair value at the date of grant. The exercise price of an incentive stock option and nonqualified stock option granted to a 10% stockholder shall not be less than 110% of the estimated fair value of the shares on the date of grant, as determined by the Board of Directors. Stock-option awards generally have 10-year terms, except for incentive stock option awards to 10% stockholders which have 5-year terms, and awards to employees generally vest and become fully exercisable after 4 years of service from the date of grant.

At December 31, 2019, the Plan provided for 12,628,347 shares to be reserved and available for grant and issuance pursuant to the Plan, of which 2,061,984 unissued shares remain available for the Company to grant under the Plan.

Stock option activity

Stock option activity during the periods indicated is as follows (in thousands except share and per share data):

	Number of options outstanding	Weighted average exercise price	Weighted average remaining contractual term (years)	Aggregate intrinsic value
Balance at December 31, 2018	6,383,104	$2.30	7.90	$25,271
Options granted	4,264,036	7.54
Options exercised	(382,803)	2.66
Options cancelled	(956,301)	4.74

Balance at December 31, 2019	9,308,036	$4.44	7.89	$42,289

Unvested and expected to vest at December 31, 2019	4,854,542	$6.26	6.94	$13,414

Exercisable at December 31, 2019	4,453,494	$2.46	6.71	$29,068

Amounts in the table above are inclusive of performance-based stock options as well as early exercised options, as discussed in more detail below.

The Company currently uses authorized and unissued shares to satisfy share award exercises.

During the years ended December 31, 2018 and 2019, the Company granted 1,086,065 and 4,264,036 stock options, respectively, with a weighted-average grant date fair value of $1.86 per share and $3.24 per share, respectively. The aggregate intrinsic value of options exercised was $0.6 million and $2.0 million for the years ended December 31, 2018 and 2019, respectively. The aggregate intrinsic value is calculated as the difference between the exercise price and the estimated fair value of the Company’s common stock at the date of exercise.

Stock-based compensation expense

Stock-based compensation related to the Company’s stock-based awards was recorded as an expense and allocated as follows (in thousands):

	Year ended December 31,
	2018	2019
Cost of sales	$—	$—
Research and development	1,040	1,672
General and administrative	678	1,763
Sales and marketing	268	325

Total stock-based compensation	$1,986	$3,760

At December 31, 2019, there was $10.4 million of total unrecognized compensation cost related to unvested stock options granted under the Plan, which is expected to be recognized over a weighted average period of 3.03 years.

There was no capitalized stock-based compensation during the years ended December 31, 2018 or 2019 as such costs subject to capitalization were immaterial.

Stock-based compensation associated with awards to employees

The Company uses the Black-Scholes option pricing model to determine the fair value of stock options. The valuation model for stock compensation expense requires the Company to make assumptions and judgments about the variables used in the calculation including the expected term (weighted-average period of time that the options granted are expected to be outstanding), volatility of the Company’s common stock and an assumed-risk-free interest rate. The fair value of employee stock options was estimated using the following weighted-average valuation assumptions was as follows:

	Year ended December 31,
	2018	2019
Expected dividend yield	—%	—%
Expected volatility	43.1%	44.5%
Expected term (years)	6.04	6.02
Risk-free interest rate	2.65%	2.20%

Fair Value of Common Stock.    The fair value of the shares of common stock underlying the stock options has historically been determined by the Board of Directors. Because there has been no public market for the Company’s common stock, the Board of Directors has determined fair value of the common stock at the time of grant of the option by considering a number of objective and subjective factors including valuation of comparable companies, sales of convertible preferred stock to unrelated third parties, operating and financial performance, the lack of liquidity of capital stock, and general and industry specific economic outlook, amongst other factors. In determining the fair value of the common stock, the methodologies used to estimate the enterprise value were performed using methodologies, approaches and assumptions consistent with the American Institute of Certified Public Accountants Accounting Practice Aid, Valuation of Privately-Held-Company Equity Securities Issued as Compensation. The fair value of the underlying common stock will be determined by the Board of Directors, after consideration of a third-party valuation report, until the Company’s common stock is listed on an established stock exchange or national market system.

Expected Volatility.    Since the Company is a private entity with no historical data regarding the volatility of its common stock, the expected volatility used is based on volatility of a group of similar entities, referred to as “guideline” companies. In evaluating similarity, the Company considered factors such as industry, stage of life cycle and size.

Expected Term.    The Company derived the expected term using the “simplified” method (the expected term is determined as the average of the time-to-vesting and the contractual life of the options), as the Company had limited historical information to develop expectations about future exercise patterns and post vesting employment termination behavior.

Risk-Free Interest Rate.    The risk-free interest rate is based on U.S. Treasury zero-coupon issues with remaining terms similar to the expected term on the options.

Dividend Yield.    The Company has never paid any dividends and does not plan to pay dividends in the foreseeable future, and, therefore, used an expected dividend yield of zero in the valuation model.

Performance stock options

From time to time the Company may issue stock options that vest based on certain performance criteria. During the year ended December 31, 2019, the Company granted 1,000,000 such performance stock options to the Company’s Chief Executive Officer, which are accounted for as equity awards. The number of units that ultimately vest depends on achieving certain performance criteria and can range from 0% to 100% of the number of units granted. The performance criteria relate to nine objectives specific to the role of the executive and were established and approved by the Board of Directors. Each of the performance-based stock options represents the contingent right to receive one share of the Company’s common stock if the vesting conditions are satisfied. Compensation expense related to these grants is based on the grant date fair value of the award and recorded from the period that achievement is determined to be probable through the stated service period associated with the award. As of December 31, 2019, the Company considered one of the nine objectives probable of achievement and began recognizing expense for that portion of the award over the remaining service period.

Early exercise of options

Stock options granted under the Plan provide for certain employee and director option holders the right to exercise unvested options in exchange for restricted shares of common stock which are subject to repurchase by the Company at the original issuance price in the event the optionee’s employment is terminated either voluntarily or involuntarily prior to the applicable vesting date. The consideration received for the early exercised options is recorded as a liability on the consolidated balance sheets and reclassified to stockholders’ deficit as the shares vest. As of December 31, 2019, the total repurchase liability related to the unvested early exercised options was $0.3 million, which is included in other current and noncurrent liabilities on the consolidated balance sheets. There were no shares subject to repurchase as of December 31, 2018.

A summary of these restricted shares issued under the Plan is as follows:

	Shares	Weighted average grant-date fair value
Outstanding and unvested as of December 31, 2018	—	$—
Issued	46,719	3.94
Vested	(9,844)	3.94
Forfeited or repurchased	—	—

Outstanding and unvested as of December 31, 2019	36,875	$3.94

Stock-based compensation associated with awards to non-employees

Since its inception, from time to time the Company has issued stock-based awards to non-employees, primarily in the form of stock options. Stock-based compensation expense related to stock-based awards to non-employees is recognized as the stock-based awards are earned, generally through the provision of services. The Company believes that the fair value of the stock-based awards is more reliably measurable than the fair value of the services received. During the years ended December 31, 2018 and 2019, the Company granted 62,500 and 102,500 stock-based awards, respectively, to certain non-employees that vest over periods ranging from 1 to 3 years. Stock-based compensation expense related to non-employee awards was $0.5 million, and $0.7 million for the years ended December 31, 2018 and 2019, respectively.

The fair value of non-employee stock options was estimated using the following weighted-average valuation assumptions was as follows:

	Years ended December 31,
	2018	2019
Expected dividend yield	—%	—%
Expected volatility	45.9%	44.2%
Expected term (years)	9.56	5.44
Risk-free interest rate	2.74%	2.20%

These assumptions are determined in a manner consistent with those of the option awards granted to employees other than the expected term, which is based on the contractual term of the award.